Stock-Based Compensation - Summary of Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of Shares Beginning Balance	18,871,592
Granted	12,625,109
Exercised	(298,353)
Forfeited	(7,958,957)
Number of Shares Ending Balance	23,239,391	18,871,592
Vested and expected to vest	23,239,391
Options exercisable	6,845,330
Beginning Balance	$ 10.15
Granted	4.3
Exercised	0.81
Forfeited	10.41
Ending Balance	7.01	$ 10.15
Vested and expected to vest	7.01
Options exercisable	$ 8.25
Weighted Average Remaining Contractual Term	7 years 10 months 24 days	9 years 3 months 18 days
Weighted Average Remaining Contractual Term, Vested and Expected to vest	7 years 10 months 24 days
Weighted Average Remaining Contractual Term, Exercisable	6 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding	$ 24,897
Aggregate Intrinsic Value, Outstanding	1,594	$ 24,897
Aggregate Intrinsic Value, Vested and Expected to vest	1,594
Aggregate Intrinsic Value, Exercisable	$ 1,001